Cover	Jan. 28, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2024
Entity File Number	001-40611
Entity Registrant Name	NAUTICUS ROBOTICS, INC.
Entity Central Index Key	0001849820
Entity Tax Identification Number	87-1699753
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17146 Feathercraft Lane
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Webster
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77598
City Area Code	281
Local Phone Number	942-9069
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	KITT
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	KITTW
Security Exchange Name	NASDAQ